OPERATING LEASES - Maturity of Lease Liability (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Leases [Abstract]
2024	$ 1,112
2025	752
2026	586
2027	554
2028 and thereafter	1,018
Total minimum lease payments	$ 4,022